CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (UNAUDITED) - USD ($) $ in Thousands	3 Months Ended				6 Months Ended
	Jun. 30, 2025	Mar. 31, 2025	Jun. 30, 2024	Mar. 31, 2024	Jun. 30, 2025	Jun. 30, 2024
Net Income (Loss) Attributable to Parent [Abstract]
Net income	$ 182,972		$ 146,910		$ 337,123	$ 334,348
Other comprehensive income, net of tax:
Currency translation adjustment	104,428	$ 59,158	(8,985)	$ (32,040)	163,586	(41,025)
(Gain) / loss on cash flow hedge	0	(2,420)	(4,112)	9,084	(2,420)	4,972
Total comprehensive income	$ 287,400	$ 210,889	$ 133,813	$ 164,482	$ 498,289	$ 298,295